UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-03651

Touchstone Strategic Trust – December Funds
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code:  800-638-8194

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Dynamic Equity Fund – March 31, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks †† — 113.0%

Information Technology — 24.9%
Accenture PLC (Ireland) - Class A	24,694	$2,849,688
Activision Blizzard, Inc.	28,673	970,294
Amdocs Ltd.	45,843	2,769,834
Apple, Inc.	14,205	1,548,203
Avnet, Inc.	21,460	950,678
Cisco Systems, Inc.	119,537	3,403,218
DST Systems, Inc.	23,048	2,599,123
EMC Corp. MA	10,352	275,881
Hewlett Packard Enterprise Co.	47,767	846,909
HP, Inc.	139,647	1,720,451
Intel Corp.	67,592	2,186,601
Jabil Circuit, Inc.	79,232	1,526,801
Maxim Integrated Products, Inc.	3,502	128,804
Microsoft Corp.	75,465	4,167,932
Paychex, Inc.	18,104	977,797
SanDisk Corp.	553	42,072
Skyworks Solutions, Inc.	6,878	535,796
Texas Instruments, Inc.	38,243	2,195,913
Western Union Co. (The)	19,879	383,466
		30,079,461

Consumer Discretionary — 18.7%
Amazon.com, Inc.*	5,287	3,138,575
Brunswick Corp.	36,489	1,750,742
Delphi Automotive PLC (United Kingdom)	23,864	1,790,277
Gannett Co., Inc.	98,046	1,484,416
Hilton Worldwide Holdings, Inc.	77,920	1,754,758
Home Depot, Inc. (The)	27,894	3,721,896
Interpublic Group of Cos, Inc. (The)	23,969	550,089
Johnson Controls, Inc.	2,496	97,269
Lamar Advertising Co.- Class A, REIT	33,102	2,035,773
MSG Networks, Inc. - Class A*	3,126	54,049
News Corp. - Class A	49,351	630,212
NIKE, Inc. - Class B	27,752	1,705,915
Starbucks Corp.	16,271	971,379
Starwood Hotels & Resorts Worldwide, Inc.	188	15,685
Target Corp.	11,427	940,214
Time Warner Cable, Inc.	1,532	313,478
Time Warner, Inc.	15,854	1,150,208
Viacom, Inc. - Class B	13,235	546,341
		22,651,276

Health Care — 17.1%
AbbVie, Inc.	43,473	2,483,178
Amgen, Inc.	19,509	2,924,984
Baxalta, Inc.	21,467	867,267
Brookdale Senior Living, Inc.*	7,315	116,162
Cardinal Health, Inc.	30,993	2,539,876
Cigna Corp.	1,278	175,393
Eli Lilly & Co.	12,366	890,476
Gilead Sciences, Inc.	7,508	689,685
Humana, Inc.	601	109,953
Johnson & Johnson	48,980	5,299,636
Merck & Co., Inc.	45,710	2,418,516
Pfizer, Inc.	75,233	2,229,906
		20,745,032

Financials — 15.3%
Bank of New York Mellon Corp. (The)	42,687	1,572,162
Care Capital Properties, Inc. REIT	42,594	1,143,223
CNA Financial Corp.	5,834	187,738
Cullen/Frost Bankers, Inc.	23,516	1,295,967
East West Bancorp, Inc.	41,960	1,362,861
General Growth Properties, Inc. REIT	6,643	197,496
Host Hotels & Resorts, Inc. REIT	66,409	1,109,030
Huntington Bancshares, Inc.	5,201	49,617
JPMorgan Chase & Co.	74,413	4,406,738
KeyCorp	4,555	50,287
Mercury General Corp.	896	49,728
National Retail Properties, Inc. REIT	5,666	261,769
Navient Corp.	54,641	654,053
NorthStar Asset Management Group, Inc.	47,615	540,430
Old Republic International Corp.	135,864	2,483,594
Principal Financial Group, Inc.	811	31,994
Public Storage REIT	225	62,062
SEI Investments Co.	4,787	206,080
Two Harbors Investment Corp. REIT	66,520	528,169
US Bancorp	32,539	1,320,758
Waddell & Reed Financial, Inc. - Class A	44,782	1,054,168
		18,567,924

Consumer Staples — 10.4%
Altria Group, Inc.	62,274	3,902,089
Kroger Co. (The)	60,056	2,297,142
PepsiCo, Inc.	2,468	252,921
Philip Morris International, Inc.	28,283	2,774,845
Wal-Mart Stores, Inc.	48,436	3,317,382
		12,544,379

Energy — 8.7%
Antero Resources Corp.*	16,411	408,142
Baker Hughes, Inc.	1,365	59,828
Cameron International Corp.*	415	27,826
Chevron Corp.	33,612	3,206,585
Exxon Mobil Corp.	8,225	687,528
Marathon Oil Corp.	2,539	28,284
Marathon Petroleum Corp.	41,143	1,529,697
Memorial Resource Development Corp.*	24,881	253,289
Oceaneering International, Inc.	718	23,866
Phillips 66	4,492	388,962
QEP Resources, Inc.	31,369	442,617
Targa Resources Corp.	22,365	667,819
Tesoro Corp.	15,852	1,363,430
Valero Energy Corp.	21,145	1,356,240
Williams Cos., Inc. (The)	2,353	37,813
		10,481,926

Industrials — 8.2%
HD Supply Holdings, Inc.*	8,597	284,303

1

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks †† — 113.0% (Continued)

Industrials — (Continued)
Huntington Ingalls Industries, Inc.	14,774	$2,023,152
ManpowerGroup, Inc.	1,791	145,823
Masco Corp.	42,443	1,334,832
Norfolk Southern Corp.	1,194	99,400
Raytheon Co.	11,519	1,412,575
Robert Half International, Inc.	57,519	2,679,235
RR Donnelley & Sons Co.	78,481	1,287,088
Triumph Group, Inc.	1,153	36,296
United Parcel Service, Inc. - Class B	6,163	650,012
Xylem, Inc.	373	15,256
		9,967,972

Telecommunication Services — 3.9%
Verizon Communications, Inc.	87,369	4,724,915

Materials — 2.9%
Dow Chemical Co. (The)	7,270	369,752
EI du Pont de Nemours & Co.	4,736	299,884
LyondellBasell Industries N.V. - Class A (Netherlands)	24,641	2,108,777
Mosaic Co. (The)	14,867	401,409
Westlake Chemical Corp.	6,442	298,265
		3,478,087

Utilities — 2.9%
American Electric Power Co., Inc.	7,311	485,450
MDU Resources Group, Inc.	11,892	231,418
Pinnacle West Capital Corp.	22,425	1,683,445
TECO Energy, Inc.	1,543	42,479
Xcel Energy, Inc.	23,882	998,745
		3,441,537
Total Common Stocks		$136,682,509

Investment Fund — 7.7%
Dreyfus Cash Management, Institutional Shares, 0.30%∞Ω	9,359,054	9,359,054

Total Long Positions
(Cost $139,883,431)		$146,041,563

Securities Sold Short — (18.5%)

Common Stocks — (18.5%)

Consumer Discretionary — (4.9%)
Charter Communications, Inc. - Class A*	(8,820)	(1,785,433)
International Game Technology PLC	(105,771)	(1,930,321)
Madison Square Garden Co. (The) - Class A*	(13,562)	(2,256,174)
		(5,971,928)

Financials — (4.4%)
Equity Commonwealth, REIT*	(28,424)	(802,125)
Howard Hughes Corp. (The)*	(12,325)	(1,305,094)
Interactive Brokers Group, Inc. - Class A	(20,021)	(787,226)
Leucadia National Corp.	(92,120)	(1,489,580)
Rayonier, Inc., REIT	(32,674)	(806,394)
TFS Financial Corp.	(9,519)	(165,345)
		(5,355,764)

Information Technology — (3.6%)
LinkedIn Corp. - Class A*	(7,268)	(831,096)
Palo Alto Networks, Inc.*	(7,319)	(1,194,022)
SunPower Corp.*	(15,608)	(348,683)
Yelp, Inc.*	(38,144)	(758,303)
Zynga, Inc. - Class A*	(538,923)	(1,228,744)
		(4,360,848)

Energy — (2.1%)
Cheniere Energy, Inc.*	(29,386)	(994,128)
Cobalt International Energy, Inc.*	(122,971)	(365,224)
Golar LNG Ltd. (Bermuda)	(54,118)	(972,500)
Gulfport Energy Corp.*	(2,020)	(57,247)
Rice Energy, Inc.*	(11,747)	(163,988)
		(2,553,087)

Health Care — (1.9%)
Bluebird Bio, Inc.*	(14,834)	(630,445)
Intercept Pharmaceuticals, Inc.*	(4,746)	(609,719)
MEDNAX, Inc.*	(10,628)	(686,781)
Puma Biotechnology, Inc.*	(12,411)	(364,511)
		(2,291,456)

Telecommunication Services — (0.4%)
SBA Communications Corp. - Class A*	(4,978)	(498,646)

Industrials — (0.3%)
TransDigm Group, Inc.*	(1,640)	(361,358)

Utilities — (0.3%)
NRG Energy, Inc.	(26,481)	(344,518)

Materials — (0.3%)
Allegheny Technologies, Inc.	(20,270)	(330,401)

Consumer Staples — (0.3%)
Avon Products, Inc.	(59,170)	(284,608)
Total Common Stocks		$(22,352,614)
Total Securities Sold Short
(Proceeds $21,560,263)		$(22,352,614)

2

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

	Number
	of	Market
	Contracts	Value

Written Options Contracts — (3.5%)

Call Options — (3.4%)
Philadelphia Stock Exchange Utility Index June 2016 Strike Price $670	(25)	$(12,500)
S&P 100 Index June 2016 Strike Price $860	(650)	(4,075,500)
S&P 500 Index June 2016 Strike Price $2,200	(270)	(58,050)
Total Call Options		(4,146,050)

Put Options — (0.1%)
S&P 500 Index April 2016 Strike Price $2,035	(14)	(14,742)
S&P 500 Index April 2016 Strike Price $2,045	(36)	(44,640)
Total Put Options		(59,382)

Total Written Options Contracts
(Premiums received $3,917,473)		$(4,205,432)

Total —98.7%		$119,483,517

Other Assets in Excess of Liabilities — 1.3%		1,543,243

Net Assets — 100.0%		$121,026,760

*	Non-income producing security.

††	All or a portion of these securities are held as collateral for securities sold short. The total value of the securities held as collateral as of March 31, 2016 was $136,603,015.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2016.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Long Positions
Common Stocks	$136,682,509	$—	$—	$136,682,509
Investment Fund	9,359,054	—	—	9,359,054
Total Assets	$146,041,563	$—	$—	$146,041,563

Liabilities:
Securities Sold Short
Common Stocks	$(22,352,614)	$—	$—	$(22,352,614)
Other Financial Instruments
Written Options Equity Contracts	(4,205,432)	—	—	(4,205,432)
Total	$119,483,517	$—	$—	$119,483,517

Transactions in written options for the year ended March 31, 2016:

	Number of	Premiums
	Contracts	Received
Beginning of Period, December 31, 2015	452	$2,634,335
Call Options Written	2,967	11,498,322
Put Options Written	195	547,596
Call Options Closed	(2,291)	(9,923,064)
Put Options Closed	(102)	(375,946)
Call Options Expired	(168)	(304,686)
Put Options Expired	(58)	(159,084)
End of Period, March 31, 2016	995	$3,917,473

See accompanying Notes to Portfolios of Investments.

3

Portfolio of Investments

Touchstone Controlled Growth with Income Fund – March 31, 2016 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^∞ — 99.1%

Alternative Funds — 50.0%
Touchstone Arbitrage Fund	833,857	$8,580,392
Touchstone Dynamic Equity Fund	558,174	8,199,578
		16,779,970

Fixed Income Funds — 39.5%
Touchstone Credit Opportunities Fund	581,766	5,753,661
Touchstone Flexible Income Fund	706,260	7,493,423
		13,247,084

Equity Funds — 9.6%
Touchstone Large Cap Fund	313,875	3,239,199
Total Affiliated Mutual Funds		$33,266,253

Investment Fund — 1.0%
Dreyfus Cash Management, Institutional Shares, 0.30%∞Ω	329,872	329,872

Total Investment Securities —100.1%
(Cost $33,598,379)		$33,596,125

Liabilities in Excess of Other Assets — (0.1%)		(32,853)

Net Assets — 100.0%		$33,563,272

^	All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2016.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$33,266,253	$—	$—	$33,266,253
Investment Fund	329,872	—	—	329,872
Total	$33,596,125	$—	$—	$33,596,125

See accompanying Notes to Portfolios of Investments.

4

Portfolio of Investments

Touchstone Dynamic Diversified Income Fund – March 31, 2016 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^∞ — 82.1%

Fixed Income Funds — 60.7%
Touchstone Credit Opportunities Fund	1,629,572	$16,116,462
Touchstone Flexible Income Fund	1,012,169	10,739,112
Touchstone High Yield Fund	1,605,372	12,762,709
Touchstone Total Return Bond Fund	592,577	6,062,063
		45,680,346

Equity Funds — 21.4%
Touchstone International Value Fund	557,840	4,100,120
Touchstone Premium Yield Equity Fund, Class Y	999,564	7,986,515
Touchstone Value Fund	467,459	4,020,144
		16,106,779
Total Affiliated Mutual Funds		$61,787,125

Exchange Traded Funds — 13.5%
iShares International Select Dividend ETF	132,800	3,849,872
Market Vectors J.P. Morgan EM Local Currency Bond ETF	88,600	1,647,074
Vanguard Emerging Markets Government Bond ETF	20,700	1,593,279
Vanguard Global ex-U.S. Real Estate ETF	28,166	1,507,163
Vanguard REIT ETF	18,435	1,544,853
Total Exchange Traded Funds		$10,142,241

Exchange Traded Notes — 3.7%
JPMorgan Alerian MLP Index ETN	103,500	2,803,815

Investment Fund — 1.0%
Dreyfus Cash Management, Institutional Shares, 0.30%∞Ω	725,892	725,892

Total Investment Securities —100.3%
(Cost $76,986,791)		$75,459,073

Liabilities in Excess of Other Assets — (0.3%)		(247,436)

Net Assets — 100.0%		$75,211,637

^ All affiliated funds are invested in the Institutional Class, Unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

∞Open-End Fund.

ΩRepresents the 7-day SEC yield as of March 31, 2016.

Portfolio Abbreviations:

ETF - Exchange Traded Fund

ETN - Exchange Traded Notes

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$61,787,125	$—	$—	$61,787,125
Exchange Traded Funds	10,142,241	—	—	10,142,241
Exchanged Traded Notes	2,803,815	—	—	2,803,815
Investment Fund	725,892	—	—	725,892
Total	$75,459,073	$—	$—	$75,459,073

See accompanying Notes to Portfolios of Investments.

5

Portfolio of Investments

Touchstone Dynamic Global Allocation Fund – March 31, 2016 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^∞ — 88.0%

Equity Funds — 59.5%
Touchstone International Small Cap Fund	428,550	$6,809,657
Touchstone International Value Fund	4,162,301	30,592,915
Touchstone Mid Cap Fund	232,190	5,730,448
Touchstone Sands Capital Emerging Markets Growth Fund*	720,269	6,777,735
Touchstone Sands Capital Institutional Growth Fund	698,174	13,286,257
Touchstone Small Cap Value Opportunities Fund	249,207	3,912,557
Touchstone Value Fund	1,562,477	13,437,306
		80,546,875

Fixed Income Funds — 26.7%
Touchstone Credit Opportunities Fund	816,408	8,074,278
Touchstone High Yield Fund	697,866	5,548,033
Touchstone Total Return Bond Fund	2,198,624	22,491,924
		36,114,235

Alternative Funds — 1.8%
Touchstone Dynamic Equity Fund	165,607	2,432,767
Total Affiliated Mutual Funds		$119,093,877

Exchange Traded Funds — 11.2%
Vanguard Global ex-U.S. Real Estate ETF	28,166	1,507,163
Vanguard REIT ETF	18,435	1,544,853
Vanguard Total International Bond ETF	223,230	12,174,964
Total Exchange Traded Funds		$15,226,980

Investment Fund — 1.0%
Dreyfus Cash Management, Institutional Shares, 0.30%∞Ω	1,397,664	1,397,664

Total Investment Securities —100.2%
(Cost $134,929,756)		$135,718,521

Liabilities in Excess of Other Assets — (0.2%)		(306,864)

Net Assets — 100.0%		$135,411,657

*	Non-income producing security.

^	All affiliated funds are invested in the Institutional Class, Unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2016.

Portfolio Abbreviations:

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$119,093,877	$—	$—	$119,093,877
Exchange Traded Funds	15,226,980	—	—	15,226,980
Investment Fund	1,397,664	—	—	1,397,664
Total	$135,718,521	$—	$—	$135,718,521

See accompanying Notes to Portfolios of Investments.

6

Notes to Portfolios of Investments
March 31, 2016 (Unaudited)

Security valuation and fair value measurements—U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of March 31, 2016, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Funds’ Portfolio of Investments, which also includes a breakdown of the Funds’ investments by sector allocation. The Funds did not hold any Level 3 categorized securities during the period ended March 31, 2016.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended March 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Funds.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price and are categorized in Level 1. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the Underlying Funds and are categorized in Level 1.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•    If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

7

Notes to Portfolios of Investments (Unaudited) (Continued)

•   If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Fund’s Board of Trustees and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Allocation Funds — The Allocation Funds invest in securities of affiliated and unaffiliated funds, the Underlying Funds. The value of an investment in the Allocation Funds is based on the performance of the Underlying Funds in which they invest and the allocation of their assets among those funds. Because the Allocation Funds invest in mutual funds, shareholders of the Allocation Funds indirectly bear a proportionate share of the expenses charged by the Underlying Funds in which they invest as well as their share of the Allocation Funds’ fees and expenses. The principal risks of an investment in the Allocation Funds include the principal risks of investing in the Underlying Funds.

Investment companies — Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds, and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Funds’ fees and expenses.

Securities sold short — The Dynamic Equity Fund engages in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. As of March 31, 2016, the Dynamic Equity Fund held securities sold short with a fair value of $22,352,614 and had securities with a fair value of $136,603,015 held as collateral and cash collateral of $839,270 for both securities sold short and options written.

Options — The Dynamic Equity Fund may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Fund intend to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Fund’s option strategy primarily focuses on the use of writing call options on equity indexes. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently

8

Notes to Portfolios of Investments (Unaudited) (Continued)

adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. The Fund, as writers of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price. As of March 31, 2016, the Dynamic Equity Fund held written options with a fair value of $4,205,432 and had securities with a fair value of $136,603,015 held as collateral and cash collateral in the amount of $839,270 for both securities sold short and options written.

Average Volume Disclosure— For the three-months ended March 31, 2016, the average quarterly balances of premiums received for written options in the Dynamic Equity Fund was $3,275,904.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of March 31, 2016, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Dynamic Equity Fund	$139,883,431	$8,083,260	$(1,925,128)	$6,158,132
Controlled Growth with Income Fund	33,598,379	181,089	(183,343)	(2,254)
Dynamic Diversified Income Fund	76,986,791	498,227	(2,025,945)	(1,527,718)
Dynamic Global Allocation Fund	134,929,756	5,807,808	(5,019,043)	788,765

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Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	5/25/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	5/25/16

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	5/25/16

* Print the name and title of each signing officer under his or her signature.